Expense Example {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-09 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example:
1 year	288
3 years	582
5 years	1,001
10 years	2,169
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847